Deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total	$ 160,389	$ 147,439
Time Deposits [Member]
2026	146,236
2027	14,153
2028	0
2029	0
2030	0
Thereafter	0
Total	160,389
Other Time Deposits [Member]
2026	180,658
2027	9,152
2028	2,110
2029	797
2030	673
Thereafter	0
Total	$ 193,390